Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and employee benefits	$ 1,011,037	$ 1,379,766
Other payables and accrued expenses (communication, legal, license and other)	659,977	705,037
Credit card payable	111,809	64,341
Unearned revenue	145,000	145,000
Due to related parties (Note 17)	10,369	47,688
Others	26,973	207,931
Total	$ 1,965,165	$ 2,549,763